Liabilities related to associates and joint ventures (Details) $ in Millions	6 Months Ended
Jun. 30, 2026 USD ($)
Liabilities Related To Associates And Joint Ventures
Changes on the provision, Beginning balance	$ 2,613
Change in estimates	43
Monetary and present value adjustments	104
Disbursements	(846)
Translation adjustments	183
Changes on the provision, Ending balance	$ 2,097